CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 49,844	$ 119,063	$ 57,394
Other comprehensive income - Defined benefit plan	55	182	2
Comprehensive income	$ 49,899	$ 119,245	$ 57,396